STATEMENT OF STOCKHOLDERS' EQUITY (December 31, 2010) (USD $)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]
Issuance from spin-off of Ante4, Inc. at Dec. 31, 2009	$ 4,591,954	$ 21,292	$ 4,570,662
Issuance from spin-off of Ante4, Inc. (in Shares) at Dec. 31, 2009		21,292,333
Sale of shares of common stock at $1 per share, 6,270,000 shares to related parties	11,000,000	11,000	10,989,000
Sale of shares of common stock at $1 per share, 6,270,000 shares to related parties (in Shares)		11,000,000
Common stock issued for acquisition of oil & gas properties	1,252,820	5,012	1,247,808
Common stock issued for acquisition of oil & gas properties (in Shares)		5,011,281
Common stock options granted for services, related party	77,500		77,500
Net indemnified costs incurred from the spin-off from Ante4, Inc.	(230,747)		(230,747)
Net loss from April 9, 2010 (Inception) to December 31, 2010	(738,504)			(738,504)
Balance, December 31, 2010 at Dec. 31, 2010	$ 15,953,023	$ 37,304	$ 16,654,223	$ (738,504)
Balance, December 31, 2010 (in Shares) at Dec. 31, 2010		37,303,614